Segment, Geographic and Customer Information	12 Months Ended
Feb. 26, 2012
Segment, Geographic and Customer Information [Abstract]
SEGMENT, GEOGRAPHIC AND CUSTOMER INFORMATION

NOTE 16 — SEGMENT, GEOGRAPHIC AND CUSTOMER INFORMATION

The Company’s chief decision-maker, as defined under the authoritative guidance for disclosures about segments of an enterprise and related information, is the Chief Executive Officer. The Company operates in one operating segment: providing of a differentiated suite of continuous availability solutions for mission-critical enterprise applications for the enterprise data center and small to medium-sized businesses. The Company is not organized by market, and is managed and operated as one business. A single management team that reports to the Chief Executive Officer comprehensively manages the entire business. The Company does not operate any separate lines of business or separate business entities with respect to its services.

	United States	Japan	EMEA	Asia	Other	Total
Revenues from external customers
Product
2010	$23,115	$16,659	$11,990	$12,632	$2,318	$66,714
2011	18,991	19,498	16,051	12,829	3,735	71,104
2012	18,915	23,076	17,233	12,128	1,214	72,566

Service
2010	$63,725	$30,228	$33,399	$10,326	$21	$137,699
2011	64,799	29,359	29,757	11,164	12	135,091
2012	62,563	30,565	28,854	11,787	1	133,770

Long-lived assets
2011	$11,325	$1,502	$2,338	$606	$1,310	$17,081
2012	8,361	1,459	2,167	563	583	13,133

“EMEA” is comprised of Europe, the Middle East and Africa. The “Other” category includes Bermuda, Canada, Mexico, Central America and South America.

The following table shows the total product revenue by product line for the fiscal years ended February 2012, 2011 and 2010:

	February 26, 2012	February 27, 2011	February 28, 2010
Legacy	$17,574	$21,821	$24,813
ftServer	52,838	48,137	41,738
Avance	2,154	1,146	163

Total product revenue	$72,566	$71,104	$66,714

For fiscal 2012, 2011 and 2010, no customer accounted for more than 10% of the Company’s total revenue.